Share-Based Payments - Joint Share Ownership Plan and Long Term Incentive Plan (Details)	12 Months Ended
	Jun. 30, 2021 shares	Jun. 30, 2020 shares	Jun. 30, 2019 shares
JSOP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expiration period	25 years
Number of shares in entity held by entity or by its subsidiaries or associates (in shares)	34,075	167,611
Number of share options exercised (in shares)	133,536	67,937	2,724,917
Number of share options cancelled (in shares)	0	480,000
Weighted average remaining contractual life	15 years	17 years	17 years
Joint Share Ownership Plan - EBT Portion
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares in entity held by entity or by its subsidiaries or associates (in shares)	74,610	551,723
Long term Incentive Plan - EBT Portion
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options exercised (in shares)	343,577	306,802
Long term Incentive Plan (LTIP)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options exercised (in shares)	568,196	309,952	72,601
Weighted average remaining contractual life	4 years	5 years	6 years